Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	¥ 1,032,810	¥ 1,231,860
Restricted Cash	152,497	135,048
Cash, Cash Equivalents and Restricted Cash	¥ 1,185,307	¥ 1,366,908	¥ 1,091,812	¥ 1,079,575